UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (formerly, Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.)

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended January 31, 2014 is filed herewith.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited)

January 31, 2014

No. of
Shares	Description	Value
LONG-TERM EQUITY SECURITIES-99.9%
LONG-TERM EQUITY SECURITIES IN EMERGING COUNTRIES-96.0%
BRAZIL-13.7%
COMMERCIAL SERVICES & SUPPLIES-1.0%
111,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	$1,384,481

HEALTH CARE PROVIDERS & SERVICES-2.0%
697,000	Odontoprev S.A.	2,599,399

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.9%
173,155	Iguatemi Empresa de Shopping Centers S.A.	1,437,906
134,000	Multiplan Empreendimentos Imobiliarios S.A.	2,421,523
		3,859,429
ROAD & RAIL-1.8%
191,450	Localiza Rent a Car S.A.	2,419,652

SOFTWARE-1.4%
140,000	Totvs S.A.	1,839,594

SPECIALTY RETAIL-1.2%
140,000	Cia Hering	1,554,750

TEXTILES, APPAREL & LUXURY GOODS-2.1%
262,413	Arezzo Industria e Comercio S.A.	2,827,199

TRANSPORTATION INFRASTRUCTURE-1.3%
149,000	Wilson Sons Limited, BDR	1,728,789
	Total Brazil (cost $25,499,161)	18,213,293

CHILE-3.5%
IT SERVICES-1.1%
745,000	Sonda S.A.	1,475,460

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.4%
1,885,814	Parque Arauco S.A.	3,222,134
	Total Chile (cost $7,258,261)	4,697,594

CHINA-2.6%
CHEMICALS-1.4%
2,070,000	Yingde Gases Group Co., Limited(a)	1,815,256

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.2%
1,895,000	Yanlord Land Group Limited(a)	1,659,416
	Total China (cost $4,382,451)	3,474,672

HONG KONG-7.1%
COMMERCIAL BANKS-1.1%
1,000,000	Dah Sing Banking Group Limited(a)	1,451,974

HOTELS, RESTAURANTS & LEISURE-1.0%
450,000	Cafe de Coral Holdings Limited(a)	1,379,111

MARINE-1.2%
2,689,000	Pacific Basin Shipping Limited(a)	1,660,777

SPECIALTY RETAIL-1.4%
2,544,000	Giordano International Limited(a)	1,825,561

TEXTILES, APPAREL & LUXURY GOODS-1.1%
1,460,000	Texwinca Holdings Limited(a)	1,399,567

TRANSPORTATION INFRASTRUCTURE-1.3%
136,000		Hong Kong Aircraft Engineering Co. Limited(a)	$1,762,409
		Total Hong Kong (cost $10,239,018)	9,479,399

INDIA-8.5%
CHEMICALS-2.1%
290,000		Castrol India Limited(a)	1,366,435
85,000		Kansai Nerolac Paints Limited	1,450,243
			2,816,678
CONSTRUCTION MATERIALS-1.1%
581,000		The Ramco Cements Ltd.	1,497,590

IT SERVICES-1.4%
311,074		Mphasis Limited	1,837,499

PERSONAL PRODUCTS-1.9%
204,372		Godrej Consumer Products Limited(a)	2,458,646

PHARMACEUTICALS-1.0%
154,500		Piramal Enterprises Ltd.(a)	1,380,067

ROAD & RAIL-1.0%
117,000		Container Corp. of India	1,365,047
		Total India (cost $14,472,165)	11,355,527

INDONESIA-7.5%
COMMERCIAL BANKS-1.2%
15,300,000		PT Bank Permata Tbk(b)	1,578,870

CONSTRUCTION MATERIALS-1.7%
12,840,000		PT Holcim Indonesia Tbk(a)	2,187,767

FOOD PRODUCTS-2.2%
1,148,000		Petra Foods Limited	2,913,272

METALS & MINING-0.4%
3,000,000		PT Vale Indonesia Tbk(a)	568,244

TRADING COMPANIES & DISTRIBUTORS-2.0%
7,405,500		PT AKR Corporindo Tbk(a)	2,679,277
		Total Indonesia (cost $14,730,189)	9,927,430

ISRAEL-0.9%
VENTURE CAPITAL-0.9%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)	374,320
2,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(e)(f)	102,702
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(e)(f)	281,242
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(e)(f)	144,846
1,280,969	(c)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(a)(b)(e)(f)	99,378
720,501	(c)	Vidyo, Inc. Trust(a)(b)(e)(f)	90,668
1,375,001	(c)	Walden-Israel Ventures III, L.P.(a)(b)(e)(f)	48,482
			1,141,638
		Total Israel (cost $6,157,444)	1,141,638

KENYA-1.7%
BEVERAGES-1.7%
753,800		East African Breweries Limited (cost $2,745,219)	2,274,472

LEBANON-1.1%
COMMERCIAL BANKS-1.1%
162,000		BLOM Bank SAL, GDR (cost $1,418,522)	1,433,700

MALAYSIA-8.0%
AUTOMOBILES-1.1%
640,200		Oriental Holdings Bhd	1,499,826

BEVERAGES-1.4%
120,000		Fraser & Neave Holdings Bhd	660,511

300,000	Guinness Anchor Bhd(a)	$1,267,698
		1,928,209
FOOD PRODUCTS-1.4%
240,000	United Plantations Bhd	1,835,948

MULTILINE RETAIL-3.0%
1,069,800	Aeon Co. M Bhd	3,932,030

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.1%
1,666,800	SP Setia Bhd(a)	1,431,508
	Total Malaysia (cost $12,894,448)	10,627,521

MEXICO-2.9%
TRANSPORTATION INFRASTRUCTURE-2.9%
153,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(b) (cost $2,887,440)	3,797,460

NETHERLANDS-1.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.5%
60,000	ASM International NV(a) (cost $2,165,699)	2,005,942

NIGERIA-1.6%
BEVERAGES-1.6%
1,506,000	Guinness Nigeria PLC (cost $2,524,331)	2,068,366

OMAN-1.3%
COMMERCIAL BANKS-1.3%
262,000	BankMuscat SAOG, GDR (cost $1,722,717)	1,768,500

PHILIPPINES-2.1%
HOTELS, RESTAURANTS & LEISURE-2.1%
856,240	Jollibee Foods Corp.(a) (cost $2,584,016)	2,863,874

POLAND-2.1%
FOOD & STAPLES RETAILING-2.1%
215,898	Eurocash S.A.(a) (cost $3,716,198)	2,802,841

ROMANIA-1.8%
COMMERCIAL BANKS-1.8%
905,000	BRD-Groupe Societe Generale(b) (cost $2,162,623)	2,387,684

RUSSIA-1.5%
BEVERAGES-1.5%
113,000	Synergy Co.(a)(b) (cost $2,026,090)	2,021,058

SOUTH AFRICA-9.7%
CHEMICALS-1.8%
1,329,000	African Oxygen Limited	2,341,882

DIVERSIFIED FINANCIAL SERVICE-1.6%
284,059	JSE Limited	2,118,012

FOOD & STAPLES RETAILING-4.6%
582,832	Clicks Group Limited(a)	2,991,213
290,735	Spar Group Limited(a)	3,139,587
		6,130,800
HOTELS, RESTAURANTS & LEISURE-1.7%
197,150	City Lodge Hotels Limited(a)	2,273,260
	Total South Africa (cost $15,339,018)	12,863,954

SOUTH KOREA-3.8%
COMMERCIAL BANKS-2.4%
214,330	BS Financial Group, Inc.(a)(b)	3,151,935

MULTILINE RETAIL-1.4%
9,000	Shinsegae Co., Limited(a)	1,921,626
	Total South Korea (cost $4,839,590)	5,073,561

SRI LANKA-1.5%
INDUSTRIAL CONGLOMERATES-1.5%
81,028		John Keells Holdings PLC 11/15/2016(b)	$48,338
81,028		John Keells Holdings PLC 11/15/2015(b)	46,479
1,023,076		John Keells Holdings PLC(a)	1,859,491
			1,954,308
		Total Sri Lanka (cost $1,824,029)	1,954,308

THAILAND-5.6%
CONSTRUCTION MATERIALS-1.2%
148,000		Siam City Cement PCL(a)	1,593,874

ELECTRONIC EQUIPMENT, INSTRUMENTS-1.4%
2,444,700		Hana Microelectronics PCL	1,836,672

HEALTH CARE PROVIDERS & SERVICES-1.0%
520,000		Bumrungrad Hospital PCL(a)	1,325,873

MEDIA-1.0%
1,000,000		BEC World PCL(a)	1,412,635

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.0%
1,130,000		Central Pattana PCL(a)	1,284,031
		Total Thailand (cost $9,909,602)	7,453,085

TURKEY-5.0%
COMMERCIAL BANKS-1.2%
1,627,000		Turk Ekonomi Bankasi AS(a)(b)	1,587,537

CONSTRUCTION MATERIALS-2.2%
580,702		Cimsa Cimento Sanayi VE Tica(a)	2,950,288

INSURANCE-1.6%
1,593,000		Aksigorta AS(a)	2,075,550
		Total Turkey (cost $6,651,018)	6,613,375

GLOBAL-1.0%
VENTURE CAPITAL-1.0%
7,248,829	(c)	Emerging Markets Ventures l, L.P.(a)(b)(d)(e)(f)	309,307
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(e)(f)	1,085,136
		Total Global (cost $3,834,308)	1,394,443
		Total Emerging Countries (cost $161,983,557)	127,693,697

LONG-TERM EQUITY SECURITIES IN DEVELOPED COUNTRIES-3.9%
LUXEMBOURG-1.9%
FOOD & STAPLES RETAILING-1.9%
243,786		O’Key Group S.A., GDR (cost $2,837,036)	2,559,753

UNITED KINGDOM-1.7%
PHARMACEUTICALS-1.7%
114,806		Hikma Pharmaceuticals PLC(a) (cost $1,756,471)	2,263,163

UNITED STATES-0.3%
IT SERVICES-0.3%
8,562		EPAM Systems, Inc.(b)	350,186

VENTURE CAPITAL-0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f)	30,080
		Total United States (cost $688,794)	380,266
		Total Developed Countries (cost $5,282,301)	5,203,182
		Total LONG-TERM Equity Securities-99.9% (cost $167,265,858)	132,896,879
		Total Investments-99.9% (cost $167,265,858)	132,896,879
		Cash and Other Assets in Excess of Liabilities-0.1%	66,657
		Net Assets-100.0%	$132,963,536

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited)(concluded)

January 31, 2014

(a) Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors.

(b) Non-income producing security.

(c) Represents contributed capital.

(d) As of January 31, 2014, the aggregate amount of open commitments for the Fund is $1,524,584.

(e) Illiquid Security.

(f) Restricted security, not readily marketable.

ADR American Depositary Receipts.

BDR Brazilian Depositary Receipts.

GDR Global Depositary Receipts.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited)(concluded)

January 31, 2014

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Funds’ valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the NewYork Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotation is not readily available or is deemed unreliable (for reasons other than because the foreign exchange on which they trade closed prior to the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in venture capital private placement securities, which represented 1.9% of the net assets of the Fund as of January 31, 2013. The capital private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the price realized on such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investment. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable input, including adjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

				Balance as of
Investments, at value	Level 1	Level 2	Level 3	01/31/2014
Long-Term Investments
Automobiles	$1,499,826	$—	$—	$1,499,826
Beverages	5,003,349	3,288,756	—	8,292,105
Chemicals	3,792,125	3,181,691	—	6,973,816
Commercial Banks	7,168,754	6,191,446	—	13,360,200
Commercial Services & Supplies	1,384,481	—	—	1,384,481
Construction Materials	1,497,590	6,731,929	—	8,229,519
Diversified Financial Service	2,118,012	—	—	2,118,012
Electronic Equipment, Instruments	1,836,672	—	—	1,836,672
Food & Staples Retailing	2,559,753	8,933,641	—	11,493,394
Food Products	4,749,220	—	—	4,749,220
Health Care Providers & Services	2,599,399	1,325,873	—	3,925,272
Hotels, Restaurants & Leisure	—	6,516,245	—	6,516,245
Industrial Conglomerates	94,817	1,859,491	—	1,954,308
Insurance	—	2,075,550	—	2,075,550
IT Services	3,663,145	—	—	3,663,145
Marine	—	1,660,777	—	1,660,777
Media	—	1,412,635	—	1,412,635
Metals & Mining	—	568,244	—	568,244
Multiline Retail	3,932,030	1,921,626	—	5,853,656
Personal Products	—	2,458,646	—	2,458,646
Pharmaceuticals	—	3,643,230	—	3,643,230
Real Estate Management & Development	7,081,563	4,374,955	—	11,456,518
Road & Rail	3,784,699	—	—	3,784,699
Semiconductors & Semiconductor Equipment	—	2,005,942	—	2,005,942
Software	1,839,594	—	—	1,839,594
Specialty Retail	1,554,750	1,825,561	—	3,380,311
Textiles, Apparel & Luxury Goods	2,827,199	1,399,567	—	4,226,766
Trading Companies & Distributors	—	2,679,277	—	2,679,277
Transportation Infrastructure	5,526,249	1,762,409	—	7,288,658
Venture Capital	—	—	2,566,161	2,566,161
Total	$64,513,227	$65,817,491	$2,566,161	$132,896,879

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation provided by an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. For some securities, the pricing service is unable to provide a valuation factor, the utilization of these procedures results in transfers between Level 1 and Level 2. For the period ended January 31, 2014, the securities issued by Castrol India Limited, City Lodge Hotels Limited, SP Septia Bhd and Godrej Consumer Products Limited in the amounts of $1,366,435, $2,273,260, $1,431,508 and $2,458,646 respectively transferred from Level 1 to Level 2 because there was a valuation factor applied at January 31, 2014. For the period ended January 31, 2014, the securities issued by Petra Foods Limited, PT Bank Permata Tbk, Fraser & Neave Holdings Bhd, Oriental Holdings Bhd and The Ramco Cement Ltd. in the amounts of $2,913,272, $1,578,870, $660,511, $1,499,826 and $1,497,590 respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at January 31, 2014. For the period ended January 31, 2014, there have been no significant changes to the fair valuation methodologies.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, expenses incurred from the partnership, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value
	at 01/31/14	Valuation Technique	Unobservable Inputs	Range
		Partner Capital Value/Net
Venture Capital	$2,566,161	Asset Value	Capital Calls & Distributions	$0 - $91,801

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/13	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Capital Contributed	Distributions/ Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/14
Venture Capital	$2,802,568	$—	$(625,157)	$529,174	$—	$(140,424)	$—	$—	$2,566,161
Total	$2,802,568	$—	$(625,157)	$529,174	$—	$(140,424)	$—	$—	$2,566,161

Change in unrealized appreciation/depreciation relating to Level 3 investments still held at January 31, 2014 is $(59,604). Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

Security	Acquisition Date(s)	Cost	Fair Value At 01/31/14	Percent of Net Assets	Distributions Received	Open Commitments
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	$1,046,446	$374,320	0.28	$211,330	$625,413
Concord Fund I Liquidating Main Trust	12/08/97 - 09/29/00	1,194,943	102,702	0.08	1,386,405	—
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	2,548,727	309,307	0.23	7,478,677	851,171
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,717,032	281,242	0.21	863,146	—
Neurone Ventures II, L.P.	11/24/00 - 12/21/10	223,817	144,846	0.11	401,833	—
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	820,820	99,378	0.07	804,759	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	359,690	30,080	0.02	2,959,616	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	1,085,136	0.82	1,109,561	—
Vidyo, Inc. Trust	10/24/12	461,682	90,668	0.07	—	—
Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	692,704	48,482	0.04	1,295,127	—
Total		$10,351,442	$2,566,161	1.93	$16,510,454	$1,524,584

The Fund may incur certain costs in connection with the disposition of the above securities.

(b)         Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c)          Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)           market value of investment securities, other assets and liabilities at the rate of exchange at the Valuation Time; and

(II)      purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited)(concluded)

January 31, 2014

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

d) Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

(e)               Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f)                Federal Income Tax Cost:

At January 31, 2014, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $167,265,858, $5,392,042, $(39,761,021) and $(34,368,979), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

(formerly, Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.)

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 27, 2014